Summary of significant accounting policies - Property, Equipment and Software and Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Trade Names [Member] | Minimum [Member]
Useful life	15 years
Trade Names [Member] | Maximum [Member]
Useful life	20 years
Host Relationships [Member]
Useful life	12 years
Customer Relationships [Member] | Minimum [Member]
Useful life	4 years
Customer Relationships [Member] | Maximum [Member]
Useful life	5 years
Developed Technology Rights [Member] | Minimum [Member]
Useful life	10 years
Developed Technology Rights [Member] | Maximum [Member]
Useful life	15 years
User Base [Member]
Useful life	4 years
Property, Equipment And Software [Member]
Depreciation method	straight-line method
Property, Equipment And Software [Member] | Minimum [Member]
Useful life	3 years
Property, Equipment And Software [Member] | Maximum [Member]
Useful life	7 years
Leasehold Improvements [Member]
Useful life	7 years
Charging Stations And Other And Asset Retirement Obligations [Member]
Useful life	7 years